Cost Analysis Continuing Operations - Summary of Depreciation, Amortisation and Impairment Analysis (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of sales and operating cost analysis [line items]
Amortisation of intangible assets	€ (66)	€ (71)
Impairment of intangible assets		(23)
Cost of Sales [Member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion	830	817	€ 667
Impairment of property, plant and equipment			30
Total	830	817	697
Operating Costs [Member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion	160	170	158
Amortisation of intangible assets	61	62	44
Impairment of property, plant and equipment			11
Impairment of intangible assets		23	1
Impairment of financial assets			2
Total	221	255	216
Continuing Operations [Member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion	990	987	825
Amortisation of intangible assets	61	62	44
Impairment of property, plant and equipment			41
Impairment of intangible assets		23	1
Impairment of financial assets			2
Total	1,051	1,072	913
Continuing Operations [Member] | Cost of Sales [Member]
Cost of sales and operating cost analysis [line items]
Total	€ 830	€ 817	€ 697